CAPITAL MANAGEMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate Borrowings	$ 6	$ 159
Non Recourse Borrowings	7,895	7,697
Total borrowings	10,718		$ 11,766	$ 10,182
Deferred income tax liabilities, net		4,049	3,411
Equity	17,206	14,282	12,672	8,763
Non-controlling interests
Disclosure of objectives, policies and processes for managing capital [line items]
Total borrowings	10,718	11,766
Preferred limited partners' equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	$ 707	$ 511	$ 324	$ 128
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to total capitalization ratio	34.00%	40.00%
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to total capitalization ratio	20.00%	24.00%
Terraform Global
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate Borrowings	$ 13
Total borrowings	$ 183
Terraform Global | Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings, maturity	2026
Terraform Global | Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings, maturity	2031
Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate Borrowings	$ 2,334	$ 2,552
Non Recourse Borrowings	0	0
Total borrowings	2,334	2,552
Deferred income tax liabilities, net	0	0
Capitalization, net	$ 11,411	$ 10,536
Debt to total capitalization	20.00%	24.00%
Corporate | Non-controlling interests
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	$ 0	$ 0
Corporate | Preferred Equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	568	616
Corporate | Preferred limited partners' equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	707	511
Corporate | Unitholders Equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	7,802	6,857
Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate Borrowings	2,334	2,552
Non Recourse Borrowings	8,384	9,214
Total borrowings	10,718	11,766
Deferred income tax liabilities, net	4,049	3,411
Capitalization, net	$ 31,973	$ 29,459
Debt to total capitalization	34.00%	40.00%
Consolidated | Non-controlling interests
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	$ 8,129	$ 6,298
Consolidated | Preferred Equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	568	616
Consolidated | Preferred limited partners' equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	707	511
Consolidated | Unitholders Equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	$ 7,802	$ 6,857